PROPERTY, PLANT AND EQUIPMENT, NET - Fair value hierarchy (Details) - Leased-out batteries - DCF - Level 3 - Discounted rate	Dec. 31, 2025
Minimum
FAIR VALUE HIERARCHY
Significant unobservable inputs as percentage	0.0867%
Maximum
FAIR VALUE HIERARCHY
Significant unobservable inputs as percentage	0.1073%